CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($) $ in Thousands		Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive (Loss) Income [Member]	Accumulated Deficit [Member]
Beginning Balance (in shares) at Jan. 21, 2013			0
Beginning Balance at Jan. 21, 2013		$ 0	$ 0	$ 0	$ 0	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock issued through distribution reinvestment plan (in shares)		900,000
Common stock issued through distribution reinvestment plan		$ 20,429
Common stock repurchases (in shares)		(8,082)
Net loss		$ (20,797)
Ending Balance (in shares) at Dec. 31, 2013			62,985,937
Ending Balance at Dec. 31, 2013		1,311,814	$ 630	1,383,066	(6,981)	(64,901)
Beginning Balance (in shares) at Jan. 21, 2013			0
Beginning Balance at Jan. 21, 2013		0	$ 0	0	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuances of common stock (in shares)			62,124,433
Issuances of common stock		1,537,291	$ 621	1,536,670
Common stock offering costs, commissions and dealer manager fees		(173,959)		(173,959)
Common stock issued through distribution reinvestment plan (in shares)			860,139
Common stock issued through distribution reinvestment plan		20,429	$ 9	20,420
Common stock repurchases (in shares)			(8,082)
Common stock repurchases		(202)		(202)
Share-based compensation (in shares)			9,447
Share-based compensation		137		137
Distributions declared		(44,104)				(44,104)
Net loss		(20,797)				(20,797)
Other comprehensive income (loss)		(6,981)			(6,981)
Ending Balance (in shares) at Dec. 31, 2014			65,257,954
Ending Balance at Dec. 31, 2014		1,265,165	$ 653	1,437,147	463	(173,098)
Beginning Balance (in shares) at Jan. 21, 2013			0
Beginning Balance at Jan. 21, 2013		$ 0	$ 0	0	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock repurchases (in shares)	[1]	(2,073,645)
Ending Balance (in shares) at Dec. 31, 2015			64,961,256
Ending Balance at Dec. 31, 2015		$ 1,126,749	$ 650	1,429,294	0	(303,195)
Beginning Balance (in shares) at Jan. 21, 2013			0
Beginning Balance at Jan. 21, 2013		$ 0	$ 0	0	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock repurchases (in shares)		(2,081,499)
Ending Balance (in shares) at Sep. 30, 2016			65,805,432
Ending Balance at Sep. 30, 2016		$ 1,047,739	$ 658	1,449,647		(402,566)
Beginning Balance (in shares) at Dec. 31, 2013			62,985,937
Beginning Balance at Dec. 31, 2013		1,311,814	$ 630	1,383,066	(6,981)	(64,901)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock offering costs, commissions and dealer manager fees		$ 201		201
Common stock issued through distribution reinvestment plan (in shares)		2,600,000	2,566,242
Common stock issued through distribution reinvestment plan		$ 60,977	$ 26	60,951
Common stock repurchases (in shares)		(295,825)	(295,825)
Common stock repurchases		$ (7,095)	$ (3)	(7,092)
Share-based compensation (in shares)			1,600
Share-based compensation		21		21
Distributions declared		(106,200)				(106,200)
Net loss		(1,997)				(1,997)
Other comprehensive income (loss)		7,444			7,444
Ending Balance (in shares) at Dec. 31, 2014			65,257,954
Ending Balance at Dec. 31, 2014		$ 1,265,165	$ 653	1,437,147	463	(173,098)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock issued through distribution reinvestment plan (in shares)		1,500,000	1,469,319
Common stock issued through distribution reinvestment plan		$ 34,806	$ 15	34,791
Common stock repurchases (in shares)		(1,769,738)	(1,769,738)
Common stock repurchases		$ (42,713)	$ (18)	(42,695)
Share-based compensation (in shares)			3,721
Share-based compensation		51		51
Distributions declared		(108,980)				(108,980)
Net loss		(21,117)				(21,117)
Other comprehensive income (loss)		(463)			(463)
Ending Balance (in shares) at Dec. 31, 2015			64,961,256
Ending Balance at Dec. 31, 2015		$ 1,126,749	$ 650	1,429,294	$ 0	(303,195)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock issued through distribution reinvestment plan (in shares)		848,307	848,307
Common stock issued through distribution reinvestment plan		$ 20,499	$ 8	20,491
Common stock repurchases (in shares)		(7,854)	(7,854)
Common stock repurchases		$ (190)		(190)
Share-based compensation		52		52
Distributions declared		(80,711)				(80,711)
Net loss		(18,660)				(18,660)
Ending Balance (in shares) at Sep. 30, 2016			65,805,432
Ending Balance at Sep. 30, 2016		$ 1,047,739	$ 658	$ 1,449,647		$ (402,566)

[1]	As permitted under the Second SRP, in January 2016, the Company's board of directors authorized, with respect to repurchase requests received during the quarter ended December 31, 2015 (exclusive of any shares requested for repurchase on the Special Share Repurchase Date), the repurchase of shares validly submitted equal to 1.00% of the product of (i) $24.17, the Company's most recently published Estimated Per-Share NAV, and (ii) 66,456,430, the number of shares outstanding as of September 30, 2015, representing less than all the shares validly submitted for repurchase during the quarter ended December 31, 2015 (exclusive of any shares requested for redemption on the Special Share Repurchase Date). Accordingly, 664,564 shares at a weighted average repurchase price of $24.17 per share (including all shares submitted for death and disability) were approved for repurchase and completed in February 2016. This $16.1 million liability is included in accounts payable and accrued expenses on the consolidated balance sheet as of December 31, 2015. A total of 4,063,415 shares were requested for repurchase during the year ended December 31, 2015, of which 2,298,905 share requests were not approved for repurchase and thus not fulfilled.